General and Administrative Costs (Details) - EUR (€) € in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
General and Administrative Costs
General and administrative expense	€ 3,119	€ 3,283	€ 11,169	€ 9,748